Income Taxes (Income Tax Expense for Continuing Operations Including Noncontrolling Interests) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Tax Reform Act Expense	$ (851)	$ 46	$ (851)	$ 0
Discontinued Operations [Member]
Income Tax Contingency [Line Items]
Tax Reform Act Expense		$ 8	$ 93